Revenue (Tables)	12 Months Ended
Aug. 31, 2018
Disaggregation Of Revenue Abstract
Schedule of Revenue

Revenue for the years ended August 31, 2016, 2017 were all generated in the PRC, and for the year ended August 31, 2018 was generated in the PRC, Hong Kong, Canada and United States.

	For the year ended August 31,
	2016	2017	2018
	RMB	RMB	RMB
Tuition income from kindergartens, primary, middle, high and international schools programs	824,216	1,001,322	1,247,419
Tuition income from training institutes	25,697	71,268	85,098
Sales of education materials	4,039	6,187	6,971
Meal income	126,490	159,257	187,307
Boarding income	44,385	55,286	72,357
Commission income	—	—	50,236
Consulting service income	—	—	18,987
Other revenue	15,771	35,803	53,191
Less: sales tax	269	756	2,695

Total	1,040,329	1,328,367	1,718,871